Discontinued Operations and Assets and Liabilities Held for Sale - Disclosure of Financial Performance Relating to Discontinued Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	£ 4,425	£ 3,949	£ 3,388
Net fee and commission income	330	286	319
Other operating income	201	264	145
Total operating income	4,956	4,499	3,852
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(2,343)	(2,510)	(2,390)
Credit impairment (charges)/write-backs	(320)	233	(638)
Provisions for other liabilities and charges	(419)	(377)	(264)
Total operating credit impairment (charges)/write-backs, provisions and charges	(739)	(144)	(902)
Profit from discontinued operations before tax	0	43	45
Tax on profit from discontinued operations	0	(12)	(13)
Profit from discontinued operations after tax	0	31	32
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net interest income	0	32	55
Net fee and commission income	0	35	66
Other operating income	0	2	2
Total operating income	0	69	123
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	0	(33)	(62)
Credit impairment (charges)/write-backs	0	11	(7)
Provisions for other liabilities and charges	0	(4)	(9)
Total operating credit impairment (charges)/write-backs, provisions and charges	£ 0	£ 7	£ (16)